Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other long-term liabilities
Schedule of other long-term liabilities

		As at December 31,
	Notes	2023	2024	2024
		RMB	RMB	US$
Accrued unrecognized tax benefits & surcharge	i)	44,470	44,504	6,097
Lease deposit received from hospital		2,000	—	—
Convertible Note	ii)	20,000	20,000	2,740
Others		2,533	3,323	455
		69,003	67,827	9,292
i)	The amounts of unrecognized tax benefit are based on the recognition and measurement criteria of ASC Topic 740. The balance is presented as non-current liabilitiy in the consolidated financial statements as at December 31, 2024 due to the fact that the Group does not anticipate payments of cash within one year. The Group recorded accrued unrecognized tax benefits & surcharge amounting to RMB44,470 and RMB44,504 (US$6,097) (note 28) as of December 31, 2023 and 2024, respectively.
ii)	Convertible Note

In December 2021, Healthingkon, a subsidiary of the Company, issued RMB20.0 million convertible note (“2021 Convertible Note”) to a single investor. Healthingkon received proceeds of RMB20.0 million on December 7, 2021 with no issuance costs. The Convertible Note bear interest of 4.75% per annum and have terms of 5 years upon the receipt of the principal. As of December 31, 2023 and 2024, 2021 Convertible Note has not been paid or converted into ordinary shares of Healthingkon.